Note 21 - Other Non Current Liabilities (Details) - Other Non-Current Liabilities Repayment Schedule (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Tranche A [Member]
Note 21 - Other Non Current Liabilities (Details) - Other Non-Current Liabilities Repayment Schedule [Line Items]
2015	$ 1,120
2016	800
2017	1,500
Total	3,420
Tranche B [Member]
Note 21 - Other Non Current Liabilities (Details) - Other Non-Current Liabilities Repayment Schedule [Line Items]
2017	806
Total	$ 806